CAPITAL MANAGEMENT Changes in Invested Capital (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Changes in Invested capital [Roll Forward]
Opening balance	$ 8,202	$ 7,760	$ 8,156	$ 7,599
Issuance of preferred units	0	0	72	157
Issuance of limited partnership units and redeemable partnership units	2	4	(24)	8
Ending balance	8,204	7,764	8,204	7,764
Weighted Average Invested Capital	$ 8,202	$ 7,760	$ 8,192	$ 7,738